Organization and Nature of Operations (Details) - Schedule of acquisition of non-controlling interest - USD ($)	Jun. 30, 2022	Mar. 18, 2022
Schedule Of Acquisition Of Non Controlling Interest [Abstract]
Purchase consideration	$ 466,888
Noncontrolling interests	(14,558)
Additional paid-in capital	481,446	$ 307,960
Total	$ 466,888